UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR USA EQUITY FUND

SCHEDULE OF INVESTMENTS

as of September 30, 2008 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.26%)

CONSUMER DISCRETIONARY (12.80%)

Auto Components (0.78%)
Magna International, Inc., Class A	143,500	$7,345,765
Visteon Corp.(a)	249,550	578,956
		7,924,721

Hotels, Restaurants & Leisure (2.79%)
Carnival Corp.	295,925	10,460,949
McDonald’s Corp.	187,400	11,562,579
Yum! Brands, Inc.	189,700	6,186,117
		28,209,645

Household Durables (1.90%)
Centex Corp.	340,425	5,514,885
DR Horton, Inc.	131,075	1,706,597
NVR, Inc.(a)	11,275	6,449,299
Whirlpool Corp.	69,450	5,506,691
		19,177,472

Internet & Catalog Retail (1.09%)
Amazon.com, Inc.(a)	151,680	11,036,237

Leisure Equipment & Products (0.35%)
Mattel, Inc.	196,675	3,548,017

Media (2.69%)
Comcast Corp., Class A	393,000	7,749,960
Liberty Media Corp., Capital Group, Series A(a)	65,729	879,454
The McGraw-Hill Cos., Inc.	206,000	6,511,660
Omnicom Group, Inc.	70,000	2,699,200
Sirius XM Radio, Inc.(a)	2,071,380	1,180,687
Time Warner, Inc.	625,000	8,193,750
		27,214,711

Multi-Line Retail (1.34%)
J.C. Penney Co., Inc.	324,475	10,817,997
Kohl’s Corp.(a)	60,600	2,792,448
		13,610,445

Specialty Retail (1.86%)
Chico’s FAS, Inc.(a)	353,950	1,936,107
Home Depot, Inc.	242,150	6,269,264
Staples, Inc.	472,200	10,624,499
		18,829,870

CONSUMER STAPLES (7.72%)

Beverages (0.74%)
PepsiCo, Inc.	105,700	7,533,239

Food & Staples Retailing (3.88%)
Costco Wholesale Corp.	100,400	6,518,972
SYSCO Corp.	248,600	7,664,338
Walgreen Co.	182,000	5,634,720
Wal-Mart Stores, Inc.	325,000	19,464,250
		39,282,280

Food Products (1.02%)
Kraft Foods, Inc.	120,450	3,944,737
Sara Lee Corp.	240,146	3,033,044
Tyson Foods, Inc., Class A	282,125	3,368,573
		10,346,354

Household Products (2.08%)
Kimberly-Clark Corp.	36,100	2,340,724
The Procter & Gamble Co.	267,800	18,662,982
		21,003,706

ENERGY (7.85%)

Energy Equipment & Services (2.65%)
Oceaneering International, Inc.(a)	71,200	3,796,384
Schlumberger Ltd.	230,930	18,033,324
Transocean, Inc.(a)	45,499	4,997,610
		26,827,318

Oil, Gas & Consumable Fuels (5.20%)
Arch Coal, Inc.	265,800	8,742,162
BP PLC(b)	85,979	4,313,567
Cameco Corp.	16,525	368,673
Chesapeake Energy Corp.	45,650	1,637,009
Chevron Corp.	106,800	8,808,864
ConocoPhillips	124,000	9,083,000
Consol Energy, Inc.	106,100	4,868,929
Devon Energy Corp.	101,000	9,211,200
Valero Energy Corp.	185,000	5,605,500
		52,638,904

FINANCIALS (18.73%)

Capital Markets (1.38%)
Bank of New York Mellon Corp.	54,000	1,759,320
Merrill Lynch & Co., Inc.	182,000	4,604,600
Morgan Stanley	300,425	6,909,775
UBS AG(a)	39,650	695,461
		13,969,156

Commercial Banks (1.98%)
Comerica, Inc.	128,675	4,219,253
Huntington Bancshares, Inc.	856,500	6,843,435
National City Corp.	819,287	1,433,752
Wachovia Corp.	532,275	1,862,963
Wells Fargo & Co.	150,600	5,652,018
		20,011,421

Consumer Finance (2.25%)
American Express Co.	86,500	3,064,695
Capital One Financial Corp.	386,800	19,726,800
		22,791,495

Diversified Financial Services (6.46%)
Bank of America Corp.	463,925	16,237,375
Citigroup, Inc.	1,360,950	27,913,084
IntercontinentalExchange, Inc.(a)	72,600	5,857,368
JPMorgan Chase & Co.	329,075	15,367,803
		65,375,630

Insurance (4.83%)
The Allstate Corp.	193,125	8,906,925
Berkshire Hathaway, Inc., Class A(a)	75	9,794,999
Fidelity National Financial, Inc.	481,350	7,075,845
Genworth Financial, Inc., Class A	319,650	2,752,187
The Progressive Corp.	136,720	2,378,928
RenaissanceRe Holdings Ltd.	71,325	3,708,900
Torchmark Corp.	121,125	7,243,275
Unum Group	49,325	1,238,058
Willis Group Holdings Ltd.	170,275	5,493,072
XL Capital Ltd., Class A	14,599	261,906
		48,854,095

Real Estate Investment Trusts (1.71%)
Annaly Capital Management, Inc.	1,073,224	14,434,863
Redwood Trust, Inc.	132,525	2,879,769
		17,314,632

Thrifts & Mortgage Finance (0.12%)
Fannie Mae	272,050	416,237
Freddie Mac	472,750	808,402
		1,224,639

HEALTH CARE (17.10%)

Biotechnology (4.90%)
Amgen, Inc.(a)	143,200	8,487,464
Cephalon, Inc.(a)	80,200	6,214,698
Genentech, Inc.(a)	110,200	9,772,536
Genzyme Corp.(a)	215,300	17,415,617
Gilead Sciences, Inc.(a)	169,000	7,703,020
		49,593,335

Health Care Equipment & Supplies (4.03%)
Baxter International, Inc.	142,800	9,371,964
Becton, Dickinson and Co.	27,900	2,239,254
Boston Scientific Corp.(a)	143,625	1,762,279
Covidien Ltd.	123,000	6,612,480
Intuitive Surgical, Inc.(a)	19,100	4,602,718
Medtronic, Inc.	116,600	5,841,660
St. Jude Medical, Inc.(a)	53,700	2,335,413
Varian Medical Systems, Inc.(a)	139,700	7,981,061
		40,746,829

Health Care Providers & Services (2.16%)
AmerisourceBergen Corp.	167,713	6,314,395
Brookdale Senior Living, Inc.	106,000	2,330,940
Express Scripts, Inc.(a)	88,900	6,562,598
Omnicare, Inc.	232,625	6,692,622
		21,900,555

Health Care Technology (0.68%)
Cerner Corp.(a)	152,932	6,826,885

Pharmaceuticals (5.33%)
Abbott Laboratories	86,100	4,957,638
Bristol-Myers Squibb Co.	416,900	8,692,365
Johnson & Johnson	223,775	15,503,132
Merck & Co., Inc.	120,775	3,811,659
Pfizer, Inc.	125,200	2,308,688
Schering-Plough Corp.	123,475	2,280,583
Teva Pharmaceutical Industries Ltd.(b)	211,700	9,693,743
Wyeth	180,700	6,675,058
		53,922,866

INDUSTRIALS (10.05%)

Aerospace & Defense (2.91%)
The Boeing Co.	55,925	3,207,299
General Dynamics Corp.	100,200	7,376,724
L-3 Communications Holdings, Inc.	25,300	2,487,496
Lockheed Martin Corp.	86,300	9,464,520
Northrop Grumman Corp.	113,525	6,872,804
		29,408,843

Air Freight & Logistics (1.17%)
C.H. Robinson Worldwide, Inc.	152,545	7,773,693
Expeditors International of Washington, Inc.	117,890	4,107,288
		11,880,981

Commercial Services & Supplies (1.05%)
Monster Worldwide, Inc.(a)	415,000	6,187,650
Waste Management, Inc.	139,700	4,399,153
		10,586,803

Industrial Conglomerates (2.17%)
3M Co.	111,000	7,582,410
General Electric Co.	280,000	7,140,000
Tyco International Ltd.	206,500	7,231,630
		21,954,040

Machinery (0.99%)
Danaher Corp.	29,500	2,047,300
ITT Corp.	24,300	1,351,323
Navistar International Corp.(a)	122,933	6,660,510
		10,059,133

Road & Rail (1.76%)
Burlington Northern Santa Fe Corp.	66,800	6,174,324
J.B. Hunt Transport Services, Inc.	86,300	2,879,831
Union Pacific Corp.	122,800	8,738,448
		17,792,603

INFORMATION TECHNOLOGY (20.77%)

Communications Equipment (3.55%)
Alcatel-Lucent(a)(b)	1,798,833	6,907,519
Cisco Systems, Inc.(a)	366,000	8,256,960
Motorola, Inc.	819,675	5,852,480
QUALCOMM, Inc.	253,600	10,897,191
Research In Motion Ltd.(a)	58,600	4,002,380
		35,916,530

Computers & Peripherals (3.13%)
Apple, Inc.(a)	40,500	4,603,230
Dell, Inc.(a)	868,175	14,307,524
International Business Machines Corp.	92,400	10,807,104
NetApp, Inc.(a)	109,115	1,989,167
		31,707,025

Electronic Equipment & Instruments (0.71%)
Avnet, Inc.(a)	171,925	4,234,513
Tyco Electronics Ltd.	107,750	2,980,365
		7,214,878

Internet Software & Services (2.39%)
Akamai Technologies, Inc.(a)	168,895	2,945,529
eBay, Inc.(a)	170,000	3,804,600
Google, Inc., Class A(a)	26,700	10,693,883
VeriSign, Inc.(a)	189,595	4,944,638
Yahoo!, Inc.(a)	103,000	1,781,900
		24,170,550

IT Services (2.97%)
Accenture Ltd., Class A	235,900	8,964,199
Affiliated Computer Services, Inc., Class A(a)	92,225	4,669,352
BearingPoint, Inc.(a)	635,305	330,359
Cognizant Technology Solutions Corp.(a)	167,700	3,828,591
Visa, Inc.	108,400	6,654,676
The Western Union Co.	227,400	5,609,958
		30,057,135

Semiconductors & Semiconductor Equipment (3.53%)
Analog Devices, Inc.	268,000	7,061,800
ASML Holding N.V.	300,100	5,284,761
Intel Corp.	310,000	5,806,300
International Rectifier Corp.(a)	355,553	6,762,618
Marvell Technology Group Ltd.(a)	343,200	3,191,760
Novellus Systems, Inc.(a)	373,000	7,325,720
Qimonda AG(a)(b)	246,525	251,456
		35,684,415

Software (4.49%)
Adobe Systems, Inc.(a)	199,000	7,854,530
CA, Inc.	352,600	7,037,896
Microsoft Corp.	633,975	16,920,793
Salesforce.com, Inc.(a)	157,200	7,608,480
Symantec Corp.(a)	304,900	5,969,942
		45,391,641

MATERIALS (1.76%)

Chemicals (1.25%)
Cytec Industries, Inc.	20,375	792,792
Monsanto Co.	66,000	6,532,680
Praxair, Inc.	74,400	5,337,456
		12,662,928

Metals & Mining (0.51%)
Alcoa, Inc.	230,000	5,193,400

UTILITIES (1.48%)

Electric Utilities (0.19%)
Allegheny Energy, Inc.	51,300	1,886,301

Independent Power Producers & Energy Traders (0.46%)
Reliant Energy, Inc.(a)	632,200	4,646,670

Multi-Utilities (0.83%)
Sempra Energy	81,250	4,100,688
Wisconsin Energy Corp., Series C	95,525	4,289,072
		8,389,760

TOTAL COMMON STOCKS (COST OF $1,186,107,327)		994,318,093

	SHARES	MARKET VALUE
PREFERRED STOCK (0.27%)

CONSUMER DISCRETIONARY (0.27%)

Automobiles (0.27%)
General Motors Corp., 6.250% (COST OF $5,579,548)	343,800	2,750,400

	PAR VALUE
CORPORATE BOND (0.07%)

INFORMATION TECHNOLOGY (0.07%)

Semiconductors & Semiconductor Equipment (0.07%)
Qimonda Finance LLC, Convertible, Series ADS, 6.750%, 03/22/13 (COST OF $1,383,000)	$1,383,000	741,634

SHORT TERM INVESTMENT (1.80%)

REPURCHASE AGREEMENT (1.80%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/08, due 10/01/08 at 0.150%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $18,543,183 (Repurchase proceeds of $18,169,076) (COST OF $18,169,000)	18,169,000	18,169,000

TOTAL INVESTMENTS (100.40%) (COST OF $1,211,238,875)(c)	1,015,979,127
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.40%)	(4,049,393)
NET ASSETS (100.00%)	$1,011,929,734
NET ASSET VALUE PER SHARE (178,677,459 SHARES OUTSTANDING)	$5.66

(a) Non-income producing security.

(b) American Depositary Receipt.

(c) Cost of investments for federal income tax purposes is $1,231,005,845.

Gross unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$36,388,193
Gross unrealized depreciation	(251,414,911)
Net unrealized depreciation	$(215,026,718)

See Notes to Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of long-term capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$997,810,127	—

Level 2- Other Significant Observable Inputs	$18,169,000	—

Level 3- Significant Unobservable Inputs	$0	—

Total	$1,015,979,127	—

*    Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the nine months ended September 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

Effective January 1, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007. The Fund’s Colorado tax return filings remain open for the years ended December 31, 2006 through December 31, 2007. To our knowledge there are no federal or Colorado income tax returns currently under examination.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”.  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management believes the adoption of FAS 161 will have no material impact on financial statement disclosures.

Item 2 - Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 21, 2008

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